Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 14, 2016	Feb. 24, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	[1]	Dec. 31, 2013	[2]	May. 31, 2013	[3]
Subsequent Event [Line Items]
Price per unit					$ 70.85		$ 61.51		$ 61.18
Units issued			498,009	10,913,853
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Borrowings			$ 400,000	$ 1,160,000
Springfield Pipeline LLC [Member]
Subsequent Event [Line Items]
Percentage acquired			50.10%
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Borrowings		$ 247,500
Subsequent Event [Member] | Convertible Preferred Units [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of units		$ 449,000
Convertible preferred units, distribution rate percentage		8.50%
Price per unit		$ 32.00
Net proceeds from the issuance of units		$ 687,500
Convertible preferred units, distribution per unit		$ 2.72
Convertible preferred units, units issued upon conversion		1
Subsequent Event [Member] | Convertible Preferred Units [Member] | Option on Securities [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of units		$ 252,600
Subsequent Event [Member] | Common Units [Member] | Anadarko [Member]
Subsequent Event [Line Items]
Price per unit		$ 29.91
Units issued		1,253,761
Subsequent Event [Member] | Common Units [Member] | Western Gas Equity Partners, LP [Member]
Subsequent Event [Line Items]
Price per unit		$ 29.91
Units issued		835,841
Subsequent Event [Member] | Springfield Pipeline LLC [Member]
Subsequent Event [Line Items]
Percentage acquired		100.00%
Subsequent Event [Member] | Springfield Pipeline LLC [Member] | Common Units [Member] | Anadarko [Member]
Subsequent Event [Line Items]
Units issued	1,253,761

[1]	Includes the issuance of 1,120,153 common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, the Partnership’s general partner elected not to make a corresponding capital contribution to maintain its 2.0% interest in the Partnership.
[2]	Includes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including the general partner’s proportionate capital contribution) were $18.1 million.
[3]	Includes the issuance of 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option.